Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net operating revenues:
Operating revenues	$ 68,357	$ 62,234
Costs and expenses:
Depreciation and amortization expense	2,522	2,877
Selling, general and administrative expenses	9,430	9,000
Impairment of property and equipment		3,261
Operating income (loss)	133	(2,698)
Other income (expense):
Interest expense	(837)	(675)
Other income, net	329	284
Loss before income taxes	(375)	(3,089)
Provision for income taxes	160	167
Net loss	(535)	(3,256)
Less net loss attributable to non-controlling interest in subsidiary	(80)	(2,112)
Net loss attributable to Avalon Holdings Corporation common shareholders	$ (455)	$ (1,144)
Loss per share attributable to Avalon Holdings Corporation common shareholders:
Basic and diluted net loss per share (in dollars per share)	$ (0.12)	$ (0.30)
Weighted average shares outstanding - basic and diluted (in shares)	3,875	3,814
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 48,731	$ 44,535
Costs and expenses:
Operating costs	39,191	35,181
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	19,626	17,699
Costs and expenses:
Operating costs	13,587	11,448
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Operating revenues	7,893	7,149
Costs and expenses:
Operating costs	3,494	3,165
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Operating revenues	$ 11,733	$ 10,550